UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	February 14, 2011

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$101,374


List of Other Included Mangers:	N/A

FORM 13F INFORMATION TABLE
12/31/2010			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

AFLAC INC	COM	001055102	" 3,594 "	" 63,685 "	SH		SOLE			" 63,685 "
AMAZON COM INC	COM	023135106	 360 	" 2,000 "	SH		SOLE			" 2,000 "
AMERICAN EXPRESS COMPANY	COM	025816109	" 6,144 "	" 143,148 "	SH		SOLE			" 143,148 "
AMERICAN INTL GROUP INC COM NEW	COM	026874784	 583 	" 10,125 "	SH		SOLE			" 10,125 "
APPLE INC COM	COM	037833100	 645 	" 2,000 "	SH		SOLE			" 2,000 "
BECTON DICKINSON & CO	COM	075887109	" 1,378 "	" 16,304 "	SH		SOLE			" 16,304 "
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	 361 	 3 	SH		SOLE			 3
BERKSHIRE HATHAWAY INC DEL CL B NEW	COM	084670702	" 7,412 "	" 92,519 "	SH		SOLE			" 92,519 "
BP PLC SPONS ADR	ADR	055622104	" 2,381 "	" 53,900 "	SH		SOLE			" 53,900 "
BRISTOL MYERS SQUIBB CO COM	COM	110122108	" 4,935 "	" 186,370 "	SH		SOLE			" 186,370 "
CANADIAN NATURAL RES LTD ISIN#CA1363851017	COM	136385101	" 3,508 "	" 78,969 "	SH		SOLE			" 78,969 "
CITIGROUP INC COM	COM	172967101	 426 	 3 	SH		SOLE			 3
COCA COLA COMPANY	COM	191216100	" 6,612 "	" 100,525 "	SH		SOLE			" 100,525 "
DEVON ENERGY CORP NEW COM	COM	25179M103	 236 	" 3,000 "	SH		SOLE			" 3,000 "
DISNEY WALT CO DISNEY COM	COM	254687106	" 2,611 "	" 69,604 "	SH		SOLE			" 69,604 "
EXXON MOBIL CORP COM	COM	30231G102	" 7,106 "	" 97,185 "	SH		SOLE			" 97,185 "
GENERAL ELECTRIC CO COM	COM	369604103	" 3,078 "	" 168,300 "	SH		SOLE			" 168,300 "
GENUINE PARTS CO	COM	372460105	" 1,826 "	" 35,563 "	SH		SOLE			" 35,563 "
HOME DEPOT INC COM	COM	437076102	" 1,861 "	" 53,070 "	SH		SOLE			" 53,070 "
INTERNATIONAL BUSINESS MACHS CORP COM	COM	459200101	 279 	" 1,900 "	SH		SOLE			" 1,900 "
ISHARES TR MSCI EMERGING MKTS INDEX FD	MSCI EMERG MKT	464287234	 406 	" 8,525 "	SH		SOLE			" 8,525 "
JOHNSON & JOHNSON COM	COM	478160104	" 8,384 "	" 135,550 "	SH		SOLE			" 135,550 "
KRAFT FOODS INC CL A	COM	50075N104	" 5,464 "	" 173,418 "	SH		SOLE			" 173,418 "
MCDONALDS CORP	COM	580135101	 217 	" 2,825 "	SH		SOLE			" 2,825 "
PEPSICO INC	COM	713448108	" 5,749 "	" 88,003 "	SH		SOLE			" 88,003 "
PFIZER INC COM	COM	717081103	" 5,943 "	" 339,426 "	SH		SOLE			" 339,426 "
PROCTER & GAMBLE CO COM	COM	742718109	" 5,852 "	" 90,974 "	SH		SOLE			" 90,974 "
SUNCOR ENERGY INC NEW COM ISIN#CA867224107	COM	867224107	" 1,804 "	" 47,112 "	SH		SOLE			" 47,112 "
UNITEDHEALTH GROUP INC COM	COM	91324P102	" 2,574 "	" 71,290 "	SH		SOLE			" 71,290 "
VALEANT PHARMACEUTICALS INTL INC CDA COM I	COM	91911K102	 941 	" 33,276 "	SH		SOLE			" 33,276 "
WAL MART STORES INC	COM	931142103	 763 	" 14,149 "	SH		SOLE			" 14,149 "
WELLS FARGO & CO NEW COM	COM	949746101	" 7,941 "	" 256,258 "	SH		SOLE			" 256,258 "